CONSECO STOCKCAR STOCKS INDEX FUND

                              Advisor Class Shares

                         Supplement Dated July 5, 2000
                      to the Prospectus dated May 12, 2000
                            as revised June 1, 2000

Under the heading titled, "Contacting the Pit", the disclaimer language is replaced as follows:

"NASCAR," the trademark of the National Association for Stock Car Racing, has been licensed for use by Conseco, Inc. and its affiliates as NASCAR's official financial services provider. NASCAR is a privately held company and as such, no direct investment in NASCAR is being offered through this fund. The National Association for Stock Car Racing does not sponsor, endorse, sell or promote the Conseco StockCar Stocks Index Fund or the Conseco StockCar Stocks Index. Nor does the National Association for Stock Car Racing make any representation regarding the advisability of investing in the Conseco StockCar Stocks Index Fund.

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                       CONSECO STOCKCAR STOCKS INDEX FUND

                              Direct Class Shares

                         Supplement Dated July 5, 2000
                      to the Prospectus dated May 12, 2000
                            as revised May 31, 2000

Under the heading titled, "Contacting the Pit", the disclaimer language is replaced as follows:

"NASCAR," the trademark of the National Association for Stock Car Racing, has been licensed for use by Conseco, Inc. and its affiliates as NASCAR's official financial services provider. NASCAR is a privately held company and as such, no direct investment in NASCAR is being offered through this fund. The National Association for Stock Car Racing does not sponsor, endorse, sell or promote the Conseco StockCar Stocks Index Fund or the Conseco StockCar Stocks Index. Nor does the National Association for Stock Car Racing make any representation regarding the advisability of investing in the Conseco StockCar Stocks Index Fund.